As filed with the Securities and Exchange Commission on March 3, 1998
                    Securities Act of 1933 File No. 2-80886
                Investment Company Act of 1940 File No. 811-3626


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

      -------------------------------------------------------------------
                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 41

                                      and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 36
      -------------------------------------------------------------------

                           CITIZENS INVESTMENT TRUST
               (Exact name of Registrant as specified in charter)

                               One Harbour Place
                                   Suite 525
                              Portsmouth, NH 03801
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (603) 436-5152

                                 Sophia Collier
                               One Harbour Place
                                   Suite 525
                              Portsmouth, NH 03801
                    (Name and Address of Agent for Service)

             It is proposed that this filing will become effective

      [x] immediately upon filing pursuant to paragraph (b)
      [ ] on __________ pursuant to paragraph (b)
      [ ] 75 days after filing pursuant to paragraph (a)
      [ ] on (date) pursuant to paragraph (a) of Rule 485

      ___________________________
      o This N-1A filing relates to the Citizens Index Institutional Portfolio.

                           CITIZENS INVESTMENT TRUST
                                CROSS INDEX PAGE

                     Citizens Index Institutional Portfolio



Part A  INFORMATION REQUIRED IN A PROSPECTUS

        Information required to be included in Part A is incorporated by reference to Post-Effective Amendment No. 40 to the Registrant's Registration Statement (File No. 2-80886), as filed with the Securities and Exchange Commission on December 11, 1997 (Accession No. 0000950146-97-001894), and is set forth in the
        Supplement included herewith.


Part B  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

        Information required to be included in Part B is incorporated by reference to Post-Effective Amendment No. 38 to the Registrant's Registration Statement (File No. 2-80886), as filed with the Securities and Exchange Commission on October 7, 1997 (Accession No. 000095146-97-001515), and Post-Effective Amendment No. 40 to the Registrant's Registration Statement (File No. 2-80886), as filed with the Securities and Exchange Commission on December 11, 1997 (Accession No. 0000950146-97-001894), and is set forth in the
        Supplement included herewith.



Part C  INFORMATION REQUIRED IN PART C

        Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                       SUPPLEMENT DATED MARCH __, 1998 TO
                       PROSPECTUS DATED DECEMBER 8, 1997

                                 CITIZENS TRUST


The date of the prospectus is changed to March __, 1998.

Commencing March __, 1998, Citizens Trust will offer shares of the Citizens Index Institutional Portfolio. The Portfolio is specially designed by Citizens Advisers to seek capital appreciation. The Portfolio's strategy is to invest in a market weighted index of 300 of the country's top socially responsible companies.

The Citizens Index Institutional Portfolio is no load and subject to 12b-1 fees. The minimum initial investment is $100,000.

FEE INFORMATION

                                              CITIZENS INDEX
                                              INSTITUTIONAL
                                                PORTFOLIO*

Annual Portfolio Operating Expenses
(as a percentage of Average Net Assets)
   Shareholder Transaction Expenses                None
   Management Fees                                 0.50%
Distribution Expenses (12b-1 Fees)                 0.07%
   Other Expenses                                  0.08%
   Total Portfolio Operating Expenses              0.65%


*Because the Portfolio is newly organized, all amounts in the table and the example are estimated for the current fiscal year.

Example: You would have paid the following expenses on a $1,000 investment assuming a 5% annual return and redemption at the end of each period:

                                            1 Year        3 Years
Citizens Index Institutional Portfolio        $7            $21


The example should not be considered a representation of past or future expenses or past or future return. Actual expenses and return may be greater or less than those included in the example above.

Costs for Other Services are the same as those stated on page 2 of the prospectus.

CITIZENS INDEX INSTITUTIONAL PORTFOLIO

Objective:  Capital appreciation

The Citizens Index Institutional Portfolio is invested in the 300 companies that make up the Citizens Index. We believe these companies best represent their industries. Approximately 200 of these are very large companies that also are included in the S&P 500. The others are companies selected in order to provide industry diversity, which we believe is essential to a sound investment program.

On a day-to-day basis, the Portfolio is run by purchasing and holding common stocks of all the companies in the Index in a percentage, as closely as possible, equal to each security's total market value divided by the total market value of all the companies in the Index. In addition, under normal circumstances the Portfolio will usually hold a small amount of cash or money market instruments (no more than 5%) resulting from shareholder purchase and redemption activity and as a provision for operating expenses. Holding this cash, together with the costs of operations, will prevent us from ever perfectly tracking the theoretical performance of the underlying Index. Payment of our operating expenses will reduce returns. Our small allocation to cash will improve returns when the market is heading down and hurt them when the market is moving up.

Companies will be deleted from the Index and divested from the Portfolio if they fail our annual social responsibility review. If a company is removed, we will replace it with another company from the same industry that meets all social criteria. In addition, from time to time we may make other small changes in the Index to include, for example, exceptional companies, or to reflect changes in the composition of the S&P 500. We do not expect these changes to exceed 10% of the members of the Index on an annual basis.

RISK FACTORS

Like all stock funds, the Net Asset Value of the Citizens Index Institutional Portfolio will fluctuate based on market and economic conditions, or other factors that affect particular companies or industries.

Some of the companies in the Portfolio, because of their small size or because they are relatively new, will have some speculative characteristics. Investing in such companies is a long-term process with potential for significant gains. However, the value of the Portfolio can have significant fluctuation, because smaller companies have unique risks. Smaller companies may be dependent on individual managers or have a harder time obtaining financing or market share. Further, their shares are more volatile and thinly traded. The Trust believes that these risks are somewhat mitigated because of the company and industry diversification within the Portfolio.

We are always pleased to send interested investors a current list of the members of our Index.

The Portfolio's investment policies are described on page 3 of the prospectus.

MANAGEMENT OF CITIZENS INDEX INSTITUTIONAL PORTFOLIO

Pursuant to a management agreement with Citizens Trust, Citizens Advisers, Inc. manages the assets of the Citizens Index Institutional Portfolio. The Portfolio is sub-advised by RhumbLine Advisers.

Citizens Trust's Management Agreement with Citizens Advisers specifies fees as follows (based on average annual net assets of the Portfolio):

                              TRUST                ADVISER
                              PAYS                 PAYS
                              ADVISER              SUB-ADVISER
Citizens Index
Institutional Portfolio       0.50%                0.10%


OTHER INFORMATION

Information on the Organization and Management of Citizens Trust and the Citizens Index Institutional Portfolio is contained on pages 9 and 10 of the prospectus.

Information on the Trust's 12b-1 plan is contained on page 11 of the prospectus. As of the date of this Prospectus, no fees have been paid by the Citizens Index Institutional Portfolio as the Portfolio is commencing operations as of the date of this Prospectus.

Information relating to How to Purchase and Redeem Shares of the Portfolio, Shareholder Services and Policies and Dividends, Distributions and Taxes is contained on pages 11-15 of the prospectus.

                       SUPPLEMENT DATED MARCH __, 1998 TO
           STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 3, 1997

                                 CITIZENS TRUST


The date of the Statement of Additional Information is changed to March __, 1998.

At the bottom of page, 1, below the table of contents, the following two paragraphs should be added:

On December 1, 1997 the shareholders of the E-fund portfolio voted to merge the E-fund portfolio into the Working Assets Money Market portfolio effective December 5, 1997.

As of December 5, 1997, the E-fund portfolio is no longer in existence and all references to the E-fund portfolio in this Statement of Additional Information should be disregarded.

Commencing March __, 1998, Citizens Trust will offer shares of the Citizens Index Institutional Portfolio.

The Investment Policies for the Citizens Index Institutional Portfolio are the same as those described in the Statement of Additional Information for the Citizens Index Portfolio.


CITIZENS INDEX INSTITUTIONAL PORTFOLIO

The objective of the Citizens Index Institutional Portfolio is capital appreciation.

The Citizens Index Institutional Portfolio invests primarily in the securities comprising the Citizens Index, a market weighted index of companies included in the Standard & Poor's Composite Index of 500 Stocks ("S&P 500") that have passed Citizens' social screens in addition to companies that are not part of the S&P 500 but which pass our social and financial screens. Companies outside the S&P 500 are included in the Citizens Index to add industry diversity and other financial characteristics that we believe will enable the Index to track the returns of the S&P 500 as a whole.

Securities will be purchased in a proportion approximately equal to the weight of each company to the total Index. At times we will also buy short-term fixed income securities for the Citizens Index Institutional Portfolio. Under normal circumstances these short-term investments will amount to no more than 5% of the Portfolio's total assets. Our investment results will usually lag the performance of the underlying Citizens Index due to short-term cash investments and the deduction of portfolio expenses and transaction costs.

Information contained in the sections of the Statement of Additional Information entitled "Other Investment Techniques," "Factors That Affect the

Value of Our Investments, "Turnover and Portfolio Transactions," "The Value of Our Shares," "Information About Our Yield and Total Return," "Dividends and Distributions," "Federal Taxes," "Redemption Information" and "Investment Advisory and Other Services" that pertains to the Citizens Index Portfolio also is applicable to the Citizens Index Institutional Portfolio, with the exception of information pertaining to turnover rates, performance figures and advisory and administrative services fees paid.

The Citizens Index Institutional Portfolio seeks to have a turnover rate of less than 25% per year.

The Trust pays the adviser a fee for its services of 0.50% of the Citizens Index Institutional Portfolio's average annual net assets. The fee is accrued daily and paid at least monthly. There is no limit on expenses for the Citizens Index Institutional Portfolio. The Citizens Index Institutional Portfolio is newly-organized and has not paid advisory fees.

The Portfolio is sub-advised by RhumbLine Advisers, Inc.

PART C: OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

(a)        Financial Statements Included in Part A:

              Not applicable.

           Financial Statements Included in Part B:

              Not applicable.

(b)   Exhibits

      (1)  Declaration of Trust:
            (a) Declaration of Trust***
            (b) Amendments to Declaration of Trust dated December 1, 1997******
      (2)  By-Laws**
      (5)  Management Agreement:
            (a) Management Agreement*
            (b) Renewal of Management Agreement***
            (c) Amendment to Management Agreement dated May 30, 1996***
            (d) Form of Sub-Investment Advisory Agreement***
            (e) Amended Sub-Investment Advisory Agreement******
      (6)  Distribution Agreement:
            (a) Distribution Agreement, as amended*
            (b) Renewal of Distribution Agreement***
            (c) Amendment to Distribution Agreement dated May 6, 1996***
            (d) Amendment to Distribution Agreement dated May 30, 1996***
      (8)  Custodian Agreement****
      (9)  Other Material Contracts:
            (a) Administrative Agreement as amended*
            (b) Amendment to Administrative Agreement***
      (10) Opinion and Consent of Counsel as to the legality of the securities being registered*****
      (15) Rule 12b-1 Distribution Plan*
      (25) Powers of Attorney******

--------------------
* Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement (File No. 2-80886), as filed with the Securities and Exchange Commission on June 27, 1995.

** Incorporated by reference to Post-Effective Amendment No. 38 to the Registrant's Registration Statement (File No. 2-80886), as filed with the Securities and Exchange Commission on June 21, 1996.

*** Incorporated by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (File No. 2-80886), as filed with the Securities and Exchange Commission on June 21, 1996.

**** Incorporated by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement (File No. 2-80886), as filed with the Securities and Exchange Commission on September 27, 1996.

***** Incorporated by reference to the Registrant's Registration Statement on N-14 (File No. 2-80886), as filed with the Securities and Exchange Commission on September 5, 1997.

******Incorporated by reference to Post-Effective Amendment No. 40 to the Registrant's Registration Statement (File No. 2-80886), as filed with the Securities and Exchange Commission on December 11, 1997.


Item 25.   Persons Controlled by or under Common Control with Registrant

           See the Prospectus and the Statement of Additional Information regarding the Registrant's control relationships. Citizens Investment Trust is a Massachusetts business trust. Citizens Advisers, Inc., the investment adviser to the Trust is a California corporation, which also controls the distributor of the Registrant, Citizens Securities, which is also a California corporation.


Item 26.   Number of Holders of Securities

                                                 Number of Record Holders
      Title of Class                               As of March 2, 1998
      --------------                               -------------------

      Citizens Index Institutional Portfolio               0



Item 27.   Indemnification

           Article Seventh of the Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. The Trust participates in a group liability policy under which the Trust and its trustees, officers and affiliated persons, the adviser and the distributor are insured against certain liabilities.

Item 28.   Business and Other Connections of Investment Adviser

           Other businesses, professions, vocations, or employment of a substantial nature in which each director or principal officer of Citizens Advisers is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

Name and Position           Connection with and
With Investment Adviser     Name of Other Company Adviser
-------------------------------------------------------------------------------

Sophia Collier,           Trustee and President, Citizens Investment Trust
President                 President, Citizens Securities
                          President, Northpoint LTD
                          President, N.P., Inc.

John P. Dunfey,           Chairman and Director, Dunfey Brothers Capital Group
Partner                   President, Treasurer & Director, DA-TRIAD, Inc.
                          Trustee and Governor, Dana-Farber Cancer Inst., Boston
                          Director, Waterville Valley Company, Inc.
                          Chair, Human Rights Project, Inc.
                          Chair, New England Circle, Inc.
                          Director, International League for Human Rights, NY

Robert Dunfey,            Treasurer & Founding Director, Dunfey Brothers Capital
Partner                      Group
                          Trustee, the Jackson Laboratory, Bar Harbor, Maine
                          Past Director, KeyBank of Maine
                          Trustee, University of Maine System
                          Treasurer and Director, New England Circle, Inc.
                          Director, American Ireland Fund, Boston
                          Founder & Honorary Director, Susan L. Curtis
                             Foundation, Portland, Maine

Gerald Dunfey,            Vice President & Founding Director, Dunfey Brothers
Partner                      Capital Group
                          Director, DA-TRIAD, Inc.
                          President, New England Circle, Inc.
                          Director, Martin Luther King Center for Nonviolent
                             Social Change
                          Board of Advisors, Fund for a Free South Africa
                          Board of Incorporators, Joslin Diabetes Center

William Hart,             Director, SIS Bank, Springfield, MA
Partner                   Director, Blue Cross/Blue Shield of NH
                          President, Dunfey Brothers Capital Group
                          Director, DA-TRIAD, Inc.
                          Director, National Trust for Historic Preservation
                          Director, American Academy in Rome
                          Director, Currier Gallery of Art
                          Director, Berwick Academy, Berwick, Maine


Item 29.   Principal Underwriters

           (a) Not applicable.

           (b) The following are directors and officers of the Registrant's distributor, Citizens Securities: Sophia Collier, President, One Harbour Place, Portsmouth, NH. Ms. Collier is also an interested trustee of the Registrant and President and Chief Executive Officer of the investment adviser or management company, Citizens Advisers.

           (c) Not applicable.


Item 30.   Location of Accounts and Records

           The accounts, books and other documents required to be maintained by
           Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are kept at the Registrant's Transfer and Dividend Distributing Agent, PFPC, Inc., 400 Bellevue Pkwy., Wilmington, DE 19808, and at the Registrant's Custodian and Fund Accounting Agent, State Street Bank and Trust, One Heritage Drive, North Quincy, MA 02171.


Item 31.   Management Services

           Not applicable.


Item 32.   Undertakings

           (a) The Registrant undertakes to file a post-effective amendment, using reasonably current financial statements which need not be certified, within four to six months from the effective date of Registrant's Registration Statement under the Securities Act of 1933.

           (b) The Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of one or more of the Trust's trustees when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares, and in connection therewith to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

           (c) The Registrant undertakes to furnish to each person to whom a prospectus of Citizens Index Institutional Portfolio is delivered with a copy of its latest Annual Report to Shareholders, upon request without charge.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Portsmouth and State of New Hampshire on the 27th day of February, 1998.


                          CITIZENS INVESTMENT TRUST

                          By   /s/Joseph F. Keefe
                               Joseph F. Keefe, Secretary


   Sophia Collier*
________________________  Trustee, President,
   (Sophia Collier)       Principal Executive,
                          Financial and
                          Accounting Officer

   Azie Taylor Morton*
________________________  Trustee
   (Azie Taylor Morton)

   William Glenn*
________________________  Trustee
   (William Glenn)

   Ada Sanchez*
________________________  Trustee
   (Ada Sanchez)

   J.D. Nelson*
________________________  Trustee
   (J.D. Nelson)

   Juliana Eades*
________________________  Trustee
   (Juliana Eades)

   Lokelani Devone*
________________________  Trustee
   (Lokelani Devone)

   Robert B. Reich*
________________________  Trustee
   (Robert B. Reich)

   Mitchell Johnson*
________________________  Trustee
   (Mitchell Johnson)

*  By Joseph F. Keefe        Attorney in Fact         /s/Joseph F. Keefe

See Powers of Attorney dated December 1, 1997, filed with the Commission on December 11, 1997.

                                 EXHIBIT INDEX


      (1)  Declaration of Trust:
            (a) Declaration of Trust***
            (b) Amendments to Declaration of Trust dated December 1, 1997******
      (2)  By-Laws**
      (5)  Management Agreement:
            (a) Management Agreement*
            (b) Renewal of Management Agreement***
            (c) Amendment to Management Agreement dated May 30, 1996***
            (d) Form of Sub-Investment Advisory Agreement***
            (e) Amended Sub-Investment Advisory Agreement******
      (6)  Distribution Agreement:
            (a) Distribution Agreement, as amended*
            (b) Renewal of Distribution Agreement***
            (c) Amendment to Distribution Agreement dated May 6, 1996***
            (d) Amendment to Distribution Agreement dated May 30, 1996***
      (8)  Custodian Agreement****
      (9)  Other Material Contracts:
            (a) Administrative Agreement as amended*
            (b) Amendment to Administrative Agreement***
      (10) Opinion and Consent of Counsel as to the legality of the securities being registered*****
      (15) Rule 12b-1 Distribution Plan*
      (25) Powers of Attorney******

--------------------
* Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement (File No.
      2-80886), as filed with the Securities and Exchange
      Commission on June 27, 1995.

** Incorporated by reference to Post-Effective Amendment No. 38 to the Registrant's Registration Statement (File No.
      2-80886), as filed with the Securities and Exchange
      Commission on June 21, 1996.

*** Incorporated by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (File No.
      2-80886), as filed with the Securities and Exchange
      Commission on June 21, 1996.

**** Incorporated by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement (File No.
      2-80886), as filed with the Securities and Exchange
      Commission on September 27, 1996.

***** Incorporated by reference to the Registrant's Registration
      Statement on N-14 (File No. 2-80886), as filed with the

      Securities and Exchange Commission on September 5, 1997.

******Incorporated by reference to Post-Effective Amendment
      No. 40 to the Registrant's Registration Statement (File No.
      2-80886), as filed with the Securities and Exchange
      Commission on December 11, 1997.